UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
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          Orange, CT 06477
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Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Zielinski
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Title:    Chief Compliance Officer
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Phone:    (203) 891-8377
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Signature, Place, and Date of Signing:

      /s/ Michael Zielinski                   Orange, CT              10-14-2011
----------------------------------  -------------------------------   ----------
           [Signature]                      [City, State]                [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 38
                                        -------------------

Form 13F Information Table Value Total: $52,991
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
30-September-2011

                                Title of             Value       Shares/     Sh/  Put/  Investment   Other
Name of Issuer                  class     CUSIP      (x$1000)    Prn Amt     Prn  Call  Discretion  Managers  Sole    Shared  None
------------------------------  --------  ---------  --------    ----------  ---  ----  ----------  --------  ------- ------  ----
AMERIGROUP CORP                  CS       03073T102      403.00    10,340.00  SH         Sole                   3807    0       6533
ANALOG DEVICES INC               CS       032654105      567.00    18,154.00  SH         Sole                   6748    0      11406
ASTRAZENECA PLC                  ADR      046353108      624.00    14,076.00  SH         Sole                   5205    0       8871
ATMEL CORP                       CS       049513104      397.00    49,214.00  SH         Sole                  18270    0      30944
AUTOLIV INC                      CS       052800109      479.00     9,869.00  SH         Sole                   3646    0       6223
BRIDGEPOINT ED INC               CS       10807M105      520.00    29,837.00  SH         Sole                  11304    0      18533
BUCKEYE TECHNOLOGIES INC         CS       118255108      706.00    29,287.00  SH         Sole                  10778    0      18509
CASH AMER INTL INC               CS       14754D100      741.00    14,475.00  SH         Sole                   5322    0       9153
CLIFFS NATURAL RESOURCES INC     CS       18683K101      429.00     8,378.00  SH         Sole                   3152    0       5226
CNOOC LTD                        ADR      126132109      481.00     2,998.00  SH         Sole                   1110    0       1888
DEVRY INC DEL                    CS       251893103      495.00    13,393.00  SH         Sole                   4953    0       8440
DOMTAR CORP                      CS       257559203      495.00     7,265.00  SH         Sole                   2724    0       4541
EMPRESA NACIONAL DE ELCTRCID     ADR      29244T101      562.00    12,969.00  SH         Sole                   4777    0       8192
ENTEGRIS INC                     CS       29362U104      520.00    81,475.00  SH         Sole                  30082    0      51393
EXPRESS INC                      CS       30219E103      711.00    35,038.00  SH         Sole                  12868    0      22170
EXXON MOBIL CORP                 CS       30231G102      640.00     8,812.00  SH         Sole                   3243    0       5569
EZCORP INC                       CS       302301106      654.00    22,909.00  SH         Sole                   8389    0      14520
GREENHAVEN CONT CMDTY INDEX UN   ETF      395258106   10,147.00   334,430.00  SH         Sole                   3409    0     331021
GROUPE CGI INC                   CS       39945C109      587.00    31,190.00  SH         Sole                  11452    0      19738
ISHARES TR LEHMAN 3-7 YR         ETF      464288661    4,173.00    34,354.00  SH         Sole                     36    0      34318
ISHARES TR LEHMAN INTER G        ETF      464288612    4,146.00    37,294.00  SH         Sole                     40    0      37254
ISHARES TR RUSSELL 3000          ETF      464287689    4,812.00    72,117.00  SH         Sole                   1857    0      70260
ISHARES TR RUSSELL MIDCAP        ETF      464287499    4,722.00    53,511.00  SH         Sole                   1377    0      52134
J2 GLOBAL COMMUNICATIONS INC     CS       46626E205      687.00    25,523.00  SH         Sole                   9507    0      16016
KKR & CO L P DEL                 CS       48248M102      439.00    42,215.00  SH         Sole                  15708    0      26507
LINEAR TECHNOLOGY CORP           CS       535678106      596.00    21,571.00  SH         Sole                   8006    0      13565
NEUSTAR INC                      CS       64126X201      681.00    27,078.00  SH         Sole                   9925    0      17153
PIER 1 IMPORTS INC               CS       720279108      617.00    63,125.00  SH         Sole                  23646    0      39479
RIO TINTO PLC                    ADR      767204100      467.00    10,597.00  SH         Sole                   3900    0       6697
SAUER-DANFOSS INC                CS       804137107      411.00    14,212.00  SH         Sole                   5284    0       8928
SPDR LEHMAN HIGH YIELD BOND ET   ETF      78464A417      467.00    12,906.00  SH         Sole                      0    0      12906
SPDR SERIES TRUST BARCLY CNV E   ETF      78464A359      436.00    12,239.00  SH         Sole                      0    0      12239
TELECOMUNICACOES DE SAO PAUL     ADR      87929A102      660.00    24,949.00  SH         Sole                   9347    0      15602
VANGUARD BD INDEX FD INC TOTAL   ETF      921937835    4,169.00    49,788.00  SH         Sole                     53    0      49735
VANGUARD SCOTTSDALE FDS INT-TE   ETF      92206C870    4,033.00    49,814.00  SH         Sole                     54    0      49760
VEECO INSTRS INC DEL             CS       922417100      320.00    13,123.00  SH         Sole                   4880    0       8243
WESTERN UN CO                    CS       959802109      543.00    35,504.00  SH         Sole                  12979    0      22525
WESTLAKE CHEM CORP               CS       960413102      454.00    13,253.00  SH         Sole                   4904    0       8349
REPORT SUMMARY: 38 DATA RECORDS                       52,991.00         0.00 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.